Income Taxes - Income Taxes Paid, Net of Refunds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Federal	$ 17,600	$ 7,800	$ 17,000
Income taxes paid, net	19,078	9,152	19,064
Florida [Member]
Income Taxes [Abstract]
State and local	1,250	550	1,275
New York [Member]
Income Taxes [Abstract]
State and local	104	777	651
Other [Member]
Income Taxes [Abstract]
State and local	$ 124	$ 25	$ 138